Nature of Operations (Narrative) (Details)	Jun. 30, 2023
Priortech Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	21.50%
Chroma Ate Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	17.50%